Finance expense, net	12 Months Ended
Dec. 31, 2021
Finance expense, net
Finance expense, net

23.Finance expense, net

	Year ended December 31,
	2019	2020	2021
	US$	US$	US$
Interest expense	(2,605,167)	(2,650,317)	(1,894,531)
Interest income	91,320	35,035	10,614
Total	(2,513,847)	(2,615,282)	(1,883,917)